Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only (Parentheticals)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,704,313	4,705,073
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,704,313	4,705,073